Consolidated Statements of Changes in Equity (Statement) - USD ($) $ in Thousands	Total	Share capital	Contributed surplus	Deficit	Accumulated other comprehensive income (loss)	Non- Controlling interest
Equity at beginning of period at Dec. 31, 2019	$ 344,019	$ 450,523	$ 1,603	$ (104,812)	$ (10,385)	$ 7,090
Share issuance	1,175,066	1,175,066
Share redemption	(1)	(1)
Exercise of stock options	153	197	(44)
Equity-settled share-based payments	10,407		10,407
Dividend paid by subsidiary to non-controlling interest	(940)					(940)
Net income and comprehensive income	(70,815)			(106,230)	32,855	2,560
Equity at end of period at Dec. 31, 2020	1,457,889	1,625,785	11,966	(211,042)	22,470	8,710
Share issuance	419,609	419,609
Exercise of stock options	8,994	11,711	(2,717)
Equity-settled share-based payments	53,180		53,180
Tax effect - equity-settled share-based payments	7,514		7,514
Dividend paid by subsidiary to non-controlling interest	(1,360)					(1,360)
Net income and comprehensive income	76,014			102,293	(31,031)	4,752
Equity at end of period at Dec. 31, 2021	$ 2,021,840	$ 2,057,105	$ 69,943	$ (108,749)	$ (8,561)	$ 12,102